CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net income (loss)	$ (55,299,871)	$ 52,337,158	$ 51,086,289
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	40,420,408	33,336,600	45,215,493
Realized gain on marketable securities		(2,903,786)	(234,338)
Investment income	(24,323,479)
Income from equity in affiliates	(5,705,701)	(3,834,802)	(2,813,849)
Allowance for doubtful accounts	29,408,911	26,381,555	29,146,892
Share-based compensation	22,394,912	22,175,722	18,903,027
Amortization of discounts related to liability for exclusive rights		52,922	935,177
Amortization of debt discount and issuance cost	1,334,869	1,627,183	37,879
Impairment of property held for sale	5,887,614	0	0
Allowance for advance payment for properties to be held for sale	885,937	0	0
Others	157,973	(1,031,539)	(172,944)
Changes in operating assets and liabilities:
Restricted cash	147,126	198,730	438,860
Customer deposits	(61,383,410)	(25,477,768)	14,848,744
Accounts receivable	(85,535,209)	(91,288,124)	(80,108,256)
Marketable securities		2,897,049	3,916,706
Amounts due from related parties	4,500,450	(4,830,844)	(944,036)
Properties held for sale and advance payment for properties to be held for sale	(18,199,606)	(3,499,706)	(55,657,811)
Prepaid expenses and other current assets	(13,699,940)	(5,190,461)	(1,573,079)
Other non-current assets	9,018,910	550,250	(14,399,728)
Accounts payable	(1,719,327)	(3,007,370)	3,688,255
Accrued payroll and welfare expenses	21,961,728	13,930,717	34,489,244
Income tax payable	36,778,465	18,887,611	43,664,036
Other tax payable	5,570,524	9,379,946	15,485,548
Amounts due to related parties	1,462,347	1,669,193	(1,243,912)
Other current liabilities	(60,893,801)	(5,695,764)	40,174,923
Other non-current liabilities	(89,342)	(814,929)	(245,919)
Deferred taxes	3,767,909	(11,867,112)	(30,745,061)
Net cash provided by (used in) operating activities	(143,151,603)	23,982,431	113,892,140
Investing activities:
Deposit for and purchase of property and equipment and intangible assets	(41,350,226)	(45,244,388)	(32,971,714)
Payments to Acquire Businesses, Net of Cash Acquired	(307,994)		(5,259,451)
Disposal of subsidiaries	(5,952,002)
Prepayment for investment	(2,368,994)	(7,766,948)	(15,745,728)
Receipt (Payment) of restricted cash for collateral of bank loans	5,119,670	(38,290,478)
Long-term investment	(18,118,278)	(8,890,449)	(5,766,873)
Capital return of long-term investment	9,398,528	6,525,361	6,202,093
Proceeds from disposal of property and equipment	6,064,780	5,350,020	1,727,724
Investment in Jupai		(25,719,808)
Payment of short-term investment			(1,279,340)
Receipt of short-term investment		1,277,032
Net cash used in investing activities	(47,514,516)	(112,759,658)	(53,093,289)
Financing activities:
Proceeds from long term loan	74,912,064
Purchases of non-controlling interest	(17,393,350)	(14,613,056)
Proceeds from issuance of ordinary shares of Leju upon initial public offering, net of paid issuance costs of $15,036,616		120,257,584
Proceeds from short-term borrowing	41,265,120	35,953,500
Repayment of short-term borrowings	(34,916,640)
New shares issued to management			62,621,240
Contribution from non-controlling interest	29,541,169	19,925,043	8,030,815
Proceeds from exercise of options	2,735,577	14,529,652	15,329,388
Advance from related parties		276,000	2,760,000
Repayment of loans from non-controlling interests		(253,400)
Proceeds from issuance of convertible senior notes, net of discount of $3,375,000			131,625,000
Proceeds from partial disposal of subsidiaries		176,704,417
Debt issuance costs			(1,551,570)
Repurchase of convertible senior notes	(9,569,451)
Payment of call option			(44,999,998)
Repurchase of shares			(17,772,586)
Dividends	(34,264,722)	(43,111,414)	(19,946,745)
Dividends to non-controlling interests shareholders	(10,009,004)	(2,508,620)	(338,941)
Net cash provided by financing activities	42,300,763	307,159,706	135,756,603
Effect of exchange rate changes on cash and cash equivalents	(17,067,713)	(1,085,018)	5,922,352
Net increase (decrease) in cash and cash equivalents	(165,433,069)	217,297,461	202,477,806
Cash and cash equivalents at the beginning of the year	630,616,635	413,319,174	210,841,368
Cash and cash equivalents at the end of the year	465,183,566	630,616,635	413,319,174
Supplemental disclosure of cash flow information:
Income taxes paid	23,760,990	7,175,015	4,986,562
Interest paid	9,485,711	3,691,875
Non-cash investing and financing activities:
Decrease in amount due to related party due to vesting of restricted shares	(1,012,000)	(1,012,000)	(263,106)
Non-controlling interest recognized in connection with business acquisition	39,882		48,518
Non-controlling interest derecognized in connection with the disposal of subsidiaries	(3,849,620)
Consideration payable for amount recognized in purchase of exclusive rights			8,967,972
Dividend payable to non-controlling interest	536,446	536,446	$ 536,446
Dividends payable to E-House shareholders		12,902,488
Non-controlling interest recognized in connection with the distribution of Leju ordinary shares to E-House shareholders as dividends		21,569,028
Payable for acquisition of non-controlling interest	7,338,593	25,645,630
Waive the payable to non-controlling interest in connection with the acquisition of non-controlling interest		746,600
Unrealized gains ( reverse unrealized gains) for investment in Jupai	$ (13,765,098)	$ 13,765,098